Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 4  – Property and Equipment, Net

Property and equipment consisted of the following as of December 31, 2012 and 2011:

	Successor	Predecessor
	December 31,	December 31,
	2012	2011
Construction in progress - machinery and equipment	$625,475	$495,985
Construction in progress - buildings	-	121,939
Buildings (10 year useful life)	121,939	-
less: accumulated depreciation	(12,194)	-
Total	$735,220	$617,924

The Company is constructing a production line using its proprietary Sonoprocess technology for the upgrading of heavy oil to higher standards for sale in commercial markets. The total cost of the full production line is currently estimated to be approximately $2,500,000, of which $637,669 has been incurred through December 31, 2012. Management expects that the production line will be complete and ready for use by the end of the third quarter of 2013.

Depreciation of the buildings began in 2012 upon their completion. There was no depreciation expense during 2011 as the assets were still under construction. Depreciation expense was $7,113 and $5,081 for the period from August 1, 2012 through December 31, 2012 and for the period from January 1, 2012 through July 31, 2012, respectively.